Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Unaudited Quarterly Financial Data

Note 16 – Unaudited Quarterly Financial Data

The unaudited summarized financial data by quarter for the years ended December 31, 2015 and 2014 is presented in the table below:

(dollars in thousands)	Quarter 1	Quarter 2	Quarter 3	Quarter 4
2015:
Net sales	$248,774	$253,998	$259,437	$265,238
Gross profit	99,534	99,795	108,285	111,217
Selling, general, and administrative expenses	47,399	59,660	58,664	60,993
Operating income	52,135	40,135	49,621	18,224
Net income	30,046	22,638	27,066	9,638
Basic net income per common share	$0.15	$0.12	$0.14	$0.05
Diluted net income per common share	$0.15	$0.11	$0.14	$0.05
Basic weighted average shares	195,745,670	195,747,954	196,062,348	196,173,169
Diluted weighted average shares	197,773,850	197,709,082	198,254,808	198,076,031

2014:
Net sales	$226,247	$218,654	$234,770	$238,089
Gross profit	96,335	84,993	94,226	91,313
Selling, general, and administrative expenses	42,722	46,100	45,419	53,623
Operating income	53,613	38,893	48,807	37,690
Net income	31,153	21,911	27,713	21,154
Basic net income per common share	$0.16	$0.11	$0.14	$0.11
Diluted net income per common share	$0.16	$0.11	$0.14	$0.11
Basic weighted average shares	195,720,894	195,733,692	195,743,154	195,743,154
Diluted weighted average shares	197,747,579	197,827,833	197,884,029	197,853,482